Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus and Summary Prospectus

* * *

Transamerica Government Money Market

Class I3 Shares

* * *

The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Class I3 shares of Transamerica Government Money Market:

FEES AND EXPENSES:

The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	I3
Management fees	0.24%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses[1]	0.39%
[1]

Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$40	$125	$219	$493

* * *

Investors Should Retain this Supplement for Future Reference

November 30, 2018

Transamerica Government Money Market
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus and Summary Prospectus

* * *

Transamerica Government Money Market

Class I3 Shares

* * *

The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Class I3 shares of Transamerica Government Money Market:

FEES AND EXPENSES:

The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	I3
Management fees	0.24%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses[1]	0.39%
[1]

Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$40	$125	$219	$493

* * *

Investors Should Retain this Supplement for Future Reference

November 30, 2018

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Transamerica Government Money Market | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.39%	[1]
1 year	rr_ExpenseExampleYear01	$ 40
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	$ 493

[1]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.